Loans (Accruing And Non-Accruing Loans By Class) (Details) - USD ($)	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, net of unearned income	$ 17,686,502,000	[1]	$ 16,230,166,000		$ 15,389,074,000
Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	10,410,077,000		8,974,676,000
Total Non-Accruing	26,313,000		32,610,000
Loans, net of unearned income	10,436,390,000		9,007,286,000		7,923,576,000
Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	4,655,426,000		4,927,439,000
Total Non-Accruing	111,092,000		120,632,000
Loans, net of unearned income	4,766,518,000	[2]	5,048,071,000	[2]	5,333,371,000
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	1,666,251,000		1,262,361,000
Total Non-Accruing	8,684,000		15,356,000
Loans, net of unearned income	1,674,935,000		1,277,717,000		1,133,279,000
Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	422,471,000		504,883,000
Total Non-Accruing	31,652,000		34,078,000
Loans, net of unearned income	454,123,000		538,961,000		662,242,000
Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	353,179,000		357,368,000
Total Non-Accruing	1,357,000		763,000
Loans, net of unearned income	354,536,000		358,131,000		$ 336,606,000
General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	8,419,173,000		7,480,824,000
Total Non-Accruing	22,866,000		19,641,000
Loans, net of unearned income	8,442,039,000		7,500,465,000
Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	1,669,800,000		1,162,894,000
Total Non-Accruing	108,000		124,000
Loans, net of unearned income	1,669,908,000		1,163,018,000
TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	305,027,000	[3]	325,882,000	[4]
Total Non-Accruing	3,339,000	[3]	12,845,000	[4]
Loans, net of unearned income	308,366,000	[3]	338,727,000	[4]
LOCOM valuation allowance	25,500,000		26,200,000
Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	1,578,317,000		1,192,008,000
Total Non-Accruing	7,404,000		14,499,000
Loans, net of unearned income	1,585,721,000		1,206,507,000
Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	66,846,000		34,724,000
Total Non-Accruing	1,280,000		857,000
Loans, net of unearned income	68,126,000		35,581,000
Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	2,004,776,000		2,385,192,000
Total Non-Accruing	78,239,000		84,146,000
Loans, net of unearned income	2,083,015,000		2,469,338,000
R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	2,646,470,000		2,541,572,000
Total Non-Accruing	32,853,000		36,486,000
Loans, net of unearned income	2,679,323,000		2,578,058,000
Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	190,608,000		188,746,000
Total Non-Accruing	0		0
Loans, net of unearned income	190,608,000		188,746,000
Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	162,518,000		168,612,000
Total Non-Accruing	1,357,000		763,000
Loans, net of unearned income	163,875,000		169,375,000
C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	16,077,000		5,076,000
Total Non-Accruing	0		0
Loans, net of unearned income	16,077,000		5,076,000
CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	21,088,000		35,629,000
Total Non-Accruing	0		0
Loans, net of unearned income	21,088,000		35,629,000
RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	4,180,000		675,000
Total Non-Accruing	0		0
Loans, net of unearned income	4,180,000		675,000
Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total Accruing	53,000		10,000
Total Non-Accruing	0		0
Loans, net of unearned income	53,000		10,000
Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	17,433,207,000		15,950,951,000
Total Accruing	17,507,404,000		16,026,727,000
Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	50,896,000		50,531,000
Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	23,301,000		25,245,000
Accruing | Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	10,401,549,000		8,970,366,000
Accruing | Commercial Financial And Industrial Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	7,445,000		3,540,000
Accruing | Commercial Financial And Industrial Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,083,000		770,000
Accruing | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,607,774,000		4,872,055,000
Accruing | Consumer Real Estate Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	30,984,000		38,689,000
Accruing | Consumer Real Estate Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	16,668,000		16,695,000
Accruing | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,661,668,000		1,260,614,000
Accruing | Commercial Real Estate Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	4,422,000		1,632,000
Accruing | Commercial Real Estate Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	161,000		115,000
Accruing | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	412,879,000		495,619,000
Accruing | Permanent Mortgage Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,601,000		3,624,000
Accruing | Permanent Mortgage Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,991,000		5,640,000
Accruing | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	349,337,000		352,297,000
Accruing | Credit Card And Other Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,444,000		3,046,000
Accruing | Credit Card And Other Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,398,000		2,025,000
Accruing | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	8,413,480,000		7,477,410,000
Accruing | General C I [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,411,000		3,196,000
Accruing | General C I [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	282,000		218,000
Accruing | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,667,334,000		1,162,894,000
Accruing | Loans To Mortgage Companies [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,971,000		0
Accruing | Loans To Mortgage Companies [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	495,000		0
Accruing | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	305,027,000	[3]	325,882,000	[4]
Accruing | TRUPs [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0	[3]	0	[4]
Accruing | TRUPs [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0	[3]	0	[4]
Accruing | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,576,954,000		1,190,562,000
Accruing | Income C R E [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,363,000		1,446,000
Accruing | Income C R E [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Accruing | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	66,846,000		34,541,000
Accruing | Residential C R E [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		183,000
Accruing | Residential C R E [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Accruing | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	1,972,286,000		2,347,361,000
Accruing | Home Equity [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	21,570,000		26,738,000
Accruing | Home Equity [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	10,920,000		11,093,000
Accruing | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	2,631,419,000		2,524,019,000
Accruing | R E Installment Loans [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	9,394,000		11,951,000
Accruing | R E Installment Loans [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	5,657,000		5,602,000
Accruing | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	187,807,000		185,015,000
Accruing | Credit Card | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,576,000		1,909,000
Accruing | Credit Card | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,225,000		1,822,000
Accruing | Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	161,477,000		167,272,000
Accruing | Other Consumer Loans Class | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	868,000		1,137,000
Accruing | Other Consumer Loans Class | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	173,000		203,000
Accruing | C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	15,708,000		4,180,000
Accruing | C&I Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	63,000		344,000
Accruing | C&I Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	306,000		552,000
Accruing | CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	17,868,000		35,511,000
Accruing | CRE Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,059,000		3,000
Accruing | CRE Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	161,000		115,000
Accruing | RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	4,069,000		675,000
Accruing | RE Installment Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	20,000		0
Accruing | RE Installment Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	91,000		0
Accruing | Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	53,000		10,000
Accruing | Other Purchased Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Accruing | Other Purchased Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	107,240,000		112,552,000
Total Non-Accruing	179,098,000		203,439,000
Non-Accruing | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	12,079,000		15,967,000
Non-Accruing | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	59,779,000		74,920,000
Non-Accruing | Commercial Financial And Industrial Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	3,649,000		636,000
Non-Accruing | Commercial Financial And Industrial Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,114,000		1,726,000
Non-Accruing | Commercial Financial And Industrial Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	21,550,000		30,248,000
Non-Accruing | Consumer Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	87,665,000		93,740,000
Non-Accruing | Consumer Real Estate Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	8,268,000		9,896,000
Non-Accruing | Consumer Real Estate Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	15,159,000		16,996,000
Non-Accruing | Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	831,000		1,495,000
Non-Accruing | Commercial Real Estate Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	282,000		1,963,000
Non-Accruing | Commercial Real Estate Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	7,571,000		11,898,000
Non-Accruing | Permanent Mortgage Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	14,475,000		16,681,000
Non-Accruing | Permanent Mortgage Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	2,415,000		2,382,000
Non-Accruing | Permanent Mortgage Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	14,762,000		15,015,000
Non-Accruing | Credit Card And Other Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	620,000		0
Non-Accruing | Credit Card And Other Portfolio Segment [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Credit Card And Other Portfolio Segment [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	737,000		763,000
Non-Accruing | General C I [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	3,649,000		636,000
Non-Accruing | General C I [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,114,000		1,726,000
Non-Accruing | General C I [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	18,103,000		17,279,000
Non-Accruing | Loans To Mortgage Companies [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Non-Accruing | Loans To Mortgage Companies [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Loans To Mortgage Companies [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	108,000		124,000
Non-Accruing | TRUPs [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0	[3]	0	[4]
Non-Accruing | TRUPs [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0	[3]	0	[4]
Non-Accruing | TRUPs [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	3,339,000	[3]	12,845,000	[4]
Non-Accruing | Income C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	831,000		1,495,000
Non-Accruing | Income C R E [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	282,000		1,963,000
Non-Accruing | Income C R E [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	6,291,000		11,041,000
Non-Accruing | Residential C R E [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Non-Accruing | Residential C R E [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Residential C R E [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,280,000		857,000
Non-Accruing | Home Equity [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	61,317,000		66,410,000
Non-Accruing | Home Equity [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	6,619,000		6,628,000
Non-Accruing | Home Equity [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	10,303,000		11,108,000
Non-Accruing | R E Installment Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	26,348,000		27,330,000
Non-Accruing | R E Installment Loans [Member] | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	1,649,000		3,268,000
Non-Accruing | R E Installment Loans [Member] | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	4,856,000		5,888,000
Non-Accruing | Credit Card
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Non-Accruing | Credit Card | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Credit Card | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Other Consumer Loans Class
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	620,000		0
Non-Accruing | Other Consumer Loans Class | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Other Consumer Loans Class | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	737,000		763,000
Non-Accruing | C&I Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Non-Accruing | C&I Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | C&I Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | CRE Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Non-Accruing | CRE Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | CRE Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | RE Installment Purchase Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Non-Accruing | RE Installment Purchase Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | RE Installment Purchase Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Other Purchased Credit Impaired Loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Current	0		0
Non-Accruing | Other Purchased Credit Impaired Loans | 30-89 Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	0		0
Non-Accruing | Other Purchased Credit Impaired Loans | 90+ Days Past Due
Accounts, Notes, Loans and Financing Receivable [Line Items]
Past due	$ 0		$ 0

[1]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	Balances as of December 31, 201 5 and 201 4 , include $ 52. 8 million and $ 76.8 million of restricted real estate loans, respectively. See Note 21 - Variable Interest Entities for additional information.
[3]	Total TRUPS i nclude s LOCOM valuation allowance of $25.5 million.
[4]	Total TRUPS i nclu des LOCOM valuation allowance of $ 26.2 million.